Share-Based Compensation & Warrants (Details) - $ / shares	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		240,000
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding - beginning	650,000	650,000	650,000	650,000
Weighted average exercise price - beginning	$ 12.00	$ 12.00	$ 12.00	$ 12.00
Weighted average contractural term		7 years 4 months 20 days	5 years 10 months 28 days	7 years 6 months 10 days	6 years 4 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		2,112,919
Weighted average exercise price, granted		$ 2.24
Weighted average remaining contractual life (years)		6 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(16,667)
Weighted average exercise price, exercised		$ 11.1
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		(240,000)
Weighted average exercise price, forfeited		$ 5.00
Shares outstanding - ending		2,506,252	650,000	650,000	650,000
Weighted average exercise price - ending		$ 4.53	$ 12.00	$ 12.00	$ 12.00
Shares exercisable		890,168	108,333	180,000	47,083
Weighted average exercise price - exercisable		$ 4.74	$ 12.00	$ 12.00	$ 12.00
Weighted average contractural term	7 years 5 months 23 days		5 years 1 month 6 days	7 years 3 days	3 years 4 months 17 days